Financial Assets Held-for-Trading	12 Months Ended
Dec. 31, 2018
Financial Assets Held-for-Trading
Financial Assets Held-for-Trading

8.    Financial Assets Held-for-Trading:

The details of financial instruments classified as held-for-trading at each period  are as follows:

	2017	2018
	MCh$	MCh$
Instruments issued by the Chilean Government and Central Bank:
Central Bank bonds	400,368	24,906
Central Bank promissory notes	662,190	1,410,080
Other instruments issued by the Chilean Government and Central Bank	254,606	88,486

Other instruments issued in Chile
Bonds from other domestic companies	―	7,532
Bonds from domestic banks	2,070	20,186
Deposits in domestic banks	218,307	100,226
Other instruments issued in Chile	715	1,663

Instruments issued by foreign institutions
Other instruments issued abroad	322	4,446

Mutual fund investments
Funds managed by related companies	—	87,841
Funds managed by third-party	—	―
Total	1,538,578	1,745,366

In “Instruments issued by the Chilean Government and Central Bank of Chile” are classified some instruments as sold under resale agreements to customers and financial institutions, by an amount of Ch$115,749 million as of December 31, 2018  (Ch$5,096 million as of December 31, 2017). Repurchase agreements had a 2 days average expiration period in 2018 (7 days average expiration period in 2017).

Moreover, under this same item, other financial instruments are maintained as collateral guaranteeing the derivative transactions executed through Comder Contraparte Central S.A. for an amount of Ch$34,456 million as of December 31, 2018 (Ch$34,585 million as of December 31, 2017).

“Other instruments issued in Chile” include instruments sold under repurchase agreements with customers and financial instruments amounting to Ch$99,268 million as of December 31, 2018 (Ch$158,731 million as of December 31, 2017). Agreements to repurchase have an average expiration of 10 days as of period-end (7 days in December 2017).

Additionally, the Bank holds financial investments in mortgage financial bonds issued by itself in the amount of Ch$11,397 million as of December 31, 2018 (Ch$15,032 million as of December 31, 2017), which are presented as a reduction of the liability line item “Debt issued”.